ING Life Insurance and Annuity Company
and its
Variable Annuity Account I

Retirement Master

Supplement dated June 26, 2009 to the Contract Prospectus, Contract Prospectus Summary and
Statement of Additional Information (SAI), each dated May 1, 2009, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus, Contract Prospectus Summary and SAI. Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

1.	The share class of the BlackRock Mid Cap Value Opportunities Fund available under your contract is
Investor A Shares. Accordingly, all references to Class A of the BlackRock Mid Cap Value
Opportunities Fund are hereby deleted and replaced with Investor A Shares.

2.	The information for Calvert Social Balanced Portfolio and ING U.S. Bond Index Portfolio appearing in the Contract Prospectus under Appendix III – Description of Underlying Funds is hereby deleted and replaced with the following:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
Calvert Variable Series,	Calvert Asset Management	A non-diversified portfolio that seeks to
Inc. – Calvert Social	Company, Inc.	achieve a competitive total return
Balanced Portfolio		through an actively managed portfolio
	Subadviser: (equity portion	of stocks, bonds and money market
	of Portfolio):	instruments which offer income and
	New Amsterdam Partners	capital growth opportunity and which
	LLC	satisfy the investment and social
criteria.
Calvert Asset Management
Company, Inc. manages
fixed-income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for the
Portfolio.
ING Variable Portfolios,	ING Investments, LLC	Seeks investment results (before fees
Inc. - ING U.S. Bond		and expenses) that correspond to the
Index Portfolio	Subadviser: Neuberger	total return of the Barclays Capital U.S.
	Berman Fixed Income LLC	Aggregate Bond Index®.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.130822-09B	June 2009